Income Taxes (Schedule Of Principal Components Of Income Tax Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Income Tax Disclosure [Abstract]
Current: Federal	$ 742	$ 704	$ 750
Current: State and local	59	60	61
Current: Non-U.S.	516	480	466
Deferred: Federal	(129)	(56)	(129)
Deferred: State and local	(5)	2	(4)
Deferred: Non-U.S.	(19)	(60)	(53)
Income tax expense	$ 1,164	$ 1,130	$ 1,091